Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001856084
Document Type	F-1
Entity Registrant Name	Ridgetech, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5th Floor, Building 6
Entity Address, Address Line Two	No. 100, 18th Street
Entity Address, Address Line Three	Baiyang Sub-district
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310008
City Area Code	+86
Local Phone Number	571-88219579
Entity Emerging Growth Company	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	28 Liberty St
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System
Entity Address, State or Province	NY